AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 92.7%
Affiliated Mutual Funds — 27.1%
Domestic Equity — 17.5%
AST ClearBridge Dividend Growth Portfolio*	735,067	$20,625,994
AST Emerging Markets Equity Portfolio*	275,503	2,292,182
AST Large-Cap Growth Portfolio*	871,112	55,115,251
AST Large-Cap Value Portfolio*	1,104,881	48,216,994
AST Small-Cap Growth Portfolio*	234,208	14,633,325
AST Small-Cap Value Portfolio*	459,177	15,373,242
AST T. Rowe Price Natural Resources Portfolio*	122,043	3,630,787
		159,887,775
Fixed Income — 0.8%
AST High Yield Portfolio*	603,731	6,900,644
International Equity — 2.9%
AST International Growth Portfolio*	1,155,656	26,603,191
International Fixed Income — 5.9%
AST Global Bond Portfolio*	5,088,244	54,189,798

Total Affiliated Mutual Funds (cost $242,208,349)(wa)		247,581,408
Common Stocks — 47.5%
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.*	160	31,838
BAE Systems PLC (United Kingdom)	15,158	184,198
Boeing Co. (The)*	8,700	1,667,616
Dassault Aviation SA (France)	456	85,888
General Dynamics Corp.	560	123,743
Howmet Aerospace, Inc.	18,670	863,487
Huntington Ingalls Industries, Inc.	120	24,550
L3Harris Technologies, Inc.	3,770	656,432
Lockheed Martin Corp.	750	306,720
Northrop Grumman Corp.	2,750	1,210,522
Rolls-Royce Holdings PLC (United Kingdom)*	123,460	330,797
RTX Corp.	3,590	258,372
Safran SA (France)	1,696	265,779
Textron, Inc.	10,290	804,061
TransDigm Group, Inc.*	135	113,823
		6,927,826
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	290	24,978
Expeditors International of Washington, Inc.	360	41,267
FedEx Corp.	5,770	1,528,588
United Parcel Service, Inc. (Class B Stock)	1,780	277,449
		1,872,282
Automobile Components — 0.0%
Aptiv PLC*	700	69,013
BorgWarner, Inc.	580	23,415
Gentex Corp.	2,800	91,112
		183,540
	Shares	Value

Common Stocks (continued)
Automobiles — 1.3%
Bayerische Motoren Werke AG (Germany)	6,363	$646,272
Ford Motor Co.	73,410	911,752
General Motors Co.	36,450	1,201,756
Honda Motor Co. Ltd. (Japan)	37,500	421,864
Isuzu Motors Ltd. (Japan)	2,900	36,458
Mazda Motor Corp. (Japan)	49,100	557,506
Mercedes-Benz Group AG (Germany)	10,139	705,642
Stellantis NV	31,758	608,116
Subaru Corp. (Japan)	21,700	421,945
Tesla, Inc.*	23,760	5,945,227
Toyota Motor Corp. (Japan)	22,600	405,451
Volkswagen AG (Germany)	143	18,780
		11,880,769
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	22,984	324,823
Banco Bilbao Vizcaya Argentaria SA (Spain)	30,363	245,726
Bank of America Corp.	76,110	2,083,892
Bank of Ireland Group PLC (Ireland)	5,304	51,850
Barclays PLC (United Kingdom)	75,502	145,525
CaixaBank SA (Spain)	22,134	88,182
Citigroup, Inc.	34,800	1,431,324
Citizens Financial Group, Inc.	22,170	594,156
Comerica, Inc.	380	15,789
Commonwealth Bank of Australia (Australia)	1,475	94,217
Credit Agricole SA (France)	5,995	73,707
DBS Group Holdings Ltd. (Singapore)	9,100	223,493
DNB Bank ASA (Norway)	21,404	430,044
Erste Group Bank AG (Austria)	1,716	59,265
Fifth Third Bancorp	1,680	42,554
HSBC Holdings PLC (United Kingdom)	142,273	1,113,341
Huntington Bancshares, Inc.	3,580	37,232
ING Groep NV (Netherlands)	31,328	412,905
Intesa Sanpaolo SpA (Italy)	80,566	206,347
JPMorgan Chase & Co.	22,320	3,236,846
KeyCorp	2,310	24,856
M&T Bank Corp.	410	51,845
Mitsubishi UFJ Financial Group, Inc. (Japan)	93,200	789,791
NatWest Group PLC (United Kingdom)	29,773	85,167
Nordea Bank Abp (Finland)	47,707	523,047
NU Holdings Ltd. (Brazil) (Class A Stock)*	62,400	452,400
Oversea-Chinese Banking Corp. Ltd. (Singapore)	65,400	611,624
PNC Financial Services Group, Inc. (The)	980	120,315
Regions Financial Corp.	2,320	39,904
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	7,940	94,660
Standard Chartered PLC (United Kingdom)	24,471	225,073
A0

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden) (Class A Stock)	7,400	$65,844
Swedbank AB (Sweden) (Class A Stock)	4,884	89,775
Truist Financial Corp.	35,340	1,011,077
U.S. Bancorp	3,840	126,950
UniCredit SpA (Italy)	22,833	544,028
United Overseas Bank Ltd. (Singapore)	5,900	122,886
Wells Fargo & Co.	52,580	2,148,419
Zions Bancorp NA	430	15,003
		18,053,882
Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)	450	25,961
Celsius Holdings, Inc.*	1,600	274,560
Coca-Cola Co. (The)	51,960	2,908,721
Coca-Cola HBC AG (Italy)*	1,071	29,285
Constellation Brands, Inc. (Class A Stock)	400	100,532
Keurig Dr. Pepper, Inc.	2,480	78,294
Molson Coors Beverage Co. (Class B Stock)	460	29,251
Monster Beverage Corp.*	1,830	96,898
PepsiCo, Inc.	12,550	2,126,472
		5,669,974
Biotechnology — 0.8%
AbbVie, Inc.	22,460	3,347,888
Amgen, Inc.	7,520	2,021,075
Biogen, Inc.*	1,660	426,637
Gilead Sciences, Inc.	6,070	454,886
Incyte Corp.*	3,560	205,661
Moderna, Inc.*	820	84,698
Neurocrine Biosciences, Inc.*	6,600	742,500
Regeneron Pharmaceuticals, Inc.*	265	218,084
Vertex Pharmaceuticals, Inc.*	635	220,815
		7,722,244
Broadline Retail — 1.3%
Amazon.com, Inc.*	85,810	10,908,167
Coupang, Inc. (South Korea)*	48,000	816,000
eBay, Inc.	1,310	57,758
Etsy, Inc.*	300	19,374
Next PLC (United Kingdom)	612	54,279
		11,855,578
Building Products — 0.2%
A.O. Smith Corp.	310	20,500
Allegion PLC	220	22,924
Armstrong World Industries, Inc.	4,700	338,400
Assa Abloy AB (Sweden) (Class B Stock)	4,968	107,948
AZEK Co., Inc. (The)*	23,600	701,864
Carrier Global Corp.	2,070	114,264
Cie de Saint-Gobain SA (France)	2,604	155,850
Johnson Controls International PLC	1,680	89,393
Lixil Corp. (Japan)	1,500	17,433
	Shares	Value

Common Stocks (continued)
Building Products (cont’d.)
Masco Corp.	550	$29,397
Owens Corning	600	81,846
Trane Technologies PLC	560	113,630
		1,793,449
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	18,634	469,030
abrdn PLC (United Kingdom)	10,600	20,028
Ameriprise Financial, Inc.	255	84,068
Amundi SA (France), 144A	970	54,482
Bank of New York Mellon Corp. (The)	25,420	1,084,163
BlackRock, Inc.	1,945	1,257,423
Blackstone, Inc.	1,750	187,495
Cboe Global Markets, Inc.	260	40,615
Charles Schwab Corp. (The)	3,670	201,483
CME Group, Inc.	890	178,196
Daiwa Securities Group, Inc. (Japan)	6,600	38,059
Deutsche Bank AG (Germany)	28,568	313,970
Deutsche Boerse AG (Germany)	1,302	224,851
FactSet Research Systems, Inc.	95	41,540
Franklin Resources, Inc.	700	17,206
Goldman Sachs Group, Inc. (The)	1,065	344,602
Hargreaves Lansdown PLC (United Kingdom)	1,738	16,346
Intercontinental Exchange, Inc.	7,610	837,252
Invesco Ltd.	51,310	745,021
Julius Baer Group Ltd. (Switzerland)	550	35,204
LPL Financial Holdings, Inc.	3,900	926,835
MarketAxess Holdings, Inc.	95	20,296
Moody’s Corp.	3,790	1,198,284
Morgan Stanley	9,150	747,280
MSCI, Inc.	2,095	1,074,903
Nasdaq, Inc.	9,540	463,549
Northern Trust Corp.	510	35,435
Raymond James Financial, Inc.	460	46,198
S&P Global, Inc.	1,700	621,197
Singapore Exchange Ltd. (Singapore)	35,200	250,413
State Street Corp.	6,690	447,962
T. Rowe Price Group, Inc.	550	57,679
UBS Group AG (Switzerland)	16,853	415,126
Virtu Financial, Inc. (Class A Stock)	34,450	594,952
		13,091,143
Chemicals — 0.7%
Air Products & Chemicals, Inc.	545	154,453
Albemarle Corp.	290	49,311
Arkema SA (France)	277	27,268
Celanese Corp.	250	31,380
CF Industries Holdings, Inc.	470	40,298
Corteva, Inc.	1,750	89,530
Dow, Inc.	1,730	89,199
DuPont de Nemours, Inc.	1,130	84,287
Eastman Chemical Co.	290	22,249
Ecolab, Inc.	5,520	935,088
FMC Corp.	310	20,761
International Flavors & Fragrances, Inc.	630	42,947
Linde PLC	4,305	1,602,967

A1

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	5,930	$561,571
Mosaic Co. (The)	820	29,192
Nippon Sanso Holdings Corp. (Japan)	900	21,309
PPG Industries, Inc.	5,180	672,364
Sherwin-Williams Co. (The)	4,080	1,040,604
Shin-Etsu Chemical Co. Ltd. (Japan)	8,300	241,079
Solvay SA (Belgium)	4,332	478,726
		6,234,583
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	47,304	434,560
Cintas Corp.	215	103,417
Copart, Inc.*	17,640	760,108
Dai Nippon Printing Co. Ltd. (Japan)	1,100	28,620
Republic Services, Inc.	2,610	371,951
Rollins, Inc.	690	25,758
Waste Management, Inc.	910	138,720
		1,863,134
Communications Equipment — 0.4%
Arista Networks, Inc.*	5,120	941,722
Cisco Systems, Inc.	48,810	2,624,026
F5, Inc.*	170	27,394
Juniper Networks, Inc.	790	21,954
Motorola Solutions, Inc.	410	111,618
		3,726,714
Construction & Engineering — 0.3%
Eiffage SA (France)	4,111	390,207
EMCOR Group, Inc.	3,300	694,287
Obayashi Corp. (Japan)	55,600	489,273
Quanta Services, Inc.	360	67,345
Vinci SA (France)	7,759	858,386
WillScot Mobile Mini Holdings Corp.*	2,200	91,498
		2,590,996
Construction Materials — 0.2%
CRH PLC	3,510	193,521
Heidelberg Materials AG (Germany)	728	56,384
Holcim AG*	6,830	437,181
James Hardie Industries PLC, CDI*	1,785	46,683
Martin Marietta Materials, Inc.(a)	350	143,668
Vulcan Materials Co.	4,530	915,151
		1,792,588
Consumer Finance — 0.1%
American Express Co.	2,730	407,289
Capital One Financial Corp.	2,440	236,802
Discover Financial Services	2,420	209,644
Synchrony Financial	8,530	260,762
		1,114,497
Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	3,214	55,201
Coles Group Ltd. (Australia)	6,671	66,582
Costco Wholesale Corp.	2,995	1,692,055
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar General Corp.	540	$57,132
Dollar Tree, Inc.*	520	55,354
J Sainsbury PLC (United Kingdom)	11,963	36,840
Kesko OYJ (Finland) (Class B Stock)	2,676	47,944
Koninklijke Ahold Delhaize NV (Netherlands)	22,325	672,869
Kroger Co. (The)	10,030	448,842
Sysco Corp.	1,250	82,562
Target Corp.	10,340	1,143,294
Tesco PLC (United Kingdom)	93,691	301,356
US Foods Holding Corp.*	8,600	341,420
Walgreens Boots Alliance, Inc.	1,770	39,365
Walmart, Inc.	12,870	2,058,299
Woolworths Group Ltd. (Australia)	6,265	149,992
		7,249,107
Containers & Packaging — 0.1%
Amcor PLC	3,640	33,342
Avery Dennison Corp.	230	42,014
Ball Corp.	780	38,828
International Paper Co.	850	30,150
Packaging Corp. of America	220	33,781
Sealed Air Corp.	410	13,473
Westrock Co.	9,030	323,274
		514,862
Distributors — 0.1%
Genuine Parts Co.	3,050	440,359
LKQ Corp.	10,160	503,022
Pool Corp.	95	33,829
		977,210
Diversified REITs — 0.0%
GPT Group (The) (Australia)	11,140	27,741
Nomura Real Estate Master Fund, Inc. (Japan)	26	29,120
Stockland (Australia)	12,180	30,484
		87,345
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	110,900	1,665,718
Deutsche Telekom AG (Germany)	16,208	339,992
HKT Trust & HKT Ltd. (Hong Kong), UTS	27,000	28,155
Koninklijke KPN NV (Netherlands)	147,926	487,367
Orange SA (France)	9,246	106,054
Proximus SADP (Belgium)	8,916	72,445
Telefonica Deutschland Holding AG (Germany)	125,643	224,721
Telstra Group Ltd. (Australia)	20,088	49,630
Verizon Communications, Inc.	36,480	1,182,317
		4,156,399
Electric Utilities — 0.6%
Alliant Energy Corp.	620	30,039
American Electric Power Co., Inc.	1,270	95,530
Avangrid, Inc.(a)	3,400	102,578

A2

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Chubu Electric Power Co., Inc. (Japan)	2,800	$35,644
CK Infrastructure Holdings Ltd. (Hong Kong)	12,500	58,979
Constellation Energy Corp.	2,990	326,149
Duke Energy Corp.	1,900	167,694
Edison International	8,040	508,852
Endesa SA (Spain)	23,321	474,616
Enel SpA (Italy)	41,395	253,865
Entergy Corp.	3,420	316,350
Evergy, Inc.	570	28,899
Eversource Energy	2,660	154,679
Exelon Corp.	2,460	92,963
FirstEnergy Corp.	1,270	43,409
NextEra Energy, Inc.(a)	8,990	515,037
NRG Energy, Inc.	24,260	934,495
PG&E Corp.*	61,760	996,189
Pinnacle West Capital Corp.	280	20,630
PPL Corp.	16,820	396,279
Southern Co. (The)	2,690	174,097
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	5,100	22,749
Xcel Energy, Inc.	1,360	77,819
		5,827,541
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	20,360	726,714
AMETEK, Inc.	570	84,223
Eaton Corp. PLC	2,180	464,950
Emerson Electric Co.	12,510	1,208,091
Fuji Electric Co. Ltd. (Japan)	4,000	180,143
Generac Holdings, Inc.*	160	17,434
Legrand SA (France)	1,344	123,495
Nidec Corp. (Japan)	2,100	96,964
Prysmian SpA (Italy)	1,540	61,813
Rockwell Automation, Inc.	280	80,043
Sensata Technologies Holding PLC	2,900	109,678
Vertiv Holdings Co.	27,800	1,034,160
		4,187,708
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	1,470	123,465
CDW Corp.	830	167,461
Corning, Inc.	4,690	142,904
Hamamatsu Photonics KK (Japan)	700	29,438
Jabil, Inc.	3,500	444,115
Keysight Technologies, Inc.*	1,640	216,988
Shimadzu Corp. (Japan)	17,300	458,888
TD SYNNEX Corp.	3,100	309,566
TE Connectivity Ltd.	770	95,118
Teledyne Technologies, Inc.*	120	49,029
Trimble, Inc.*	610	32,855
Yokogawa Electric Corp. (Japan)	23,500	453,567
Zebra Technologies Corp. (Class A Stock)*	130	30,749
		2,554,143
	Shares	Value

Common Stocks (continued)
Energy Equipment & Services — 0.2%
Baker Hughes Co.	28,490	$1,006,267
Halliburton Co.	2,220	89,910
Schlumberger NV	17,210	1,003,343
		2,099,520
Entertainment — 0.6%
Activision Blizzard, Inc.	1,760	164,789
Electronic Arts, Inc.	9,510	1,145,004
Live Nation Entertainment, Inc.*	350	29,064
Netflix, Inc.*	6,445	2,433,632
Nintendo Co. Ltd. (Japan)	6,300	261,783
Take-Two Interactive Software, Inc.*	390	54,752
Walt Disney Co. (The)*	8,620	698,651
Warner Bros Discovery, Inc.*	31,080	337,529
		5,125,204
Financial Services — 1.7%
Apollo Global Management, Inc.	1,200	107,712
Berkshire Hathaway, Inc. (Class B Stock)*	15,550	5,447,165
Corebridge Financial, Inc.	5,200	102,700
EXOR NV (Netherlands)	532	47,055
Fidelity National Information Services, Inc.	14,460	799,204
Fiserv, Inc.*	1,500	169,440
FleetCor Technologies, Inc.*	210	53,621
Global Payments, Inc.	640	73,850
Groupe Bruxelles Lambert NV (Belgium)	456	33,931
Industrivarden AB (Sweden) (Class A Stock)	638	16,824
Investor AB (Sweden) (Class B Stock)	8,103	155,128
Jack Henry & Associates, Inc.	210	31,739
Mastercard, Inc. (Class A Stock)	9,705	3,842,306
ORIX Corp. (Japan)	4,700	87,760
PayPal Holdings, Inc.*	15,260	892,100
Visa, Inc. (Class A Stock)(a)	16,410	3,774,464
Wise PLC (United Kingdom) (Class A Stock)*	3,680	30,689
		15,665,688
Food Products — 0.7%
Archer-Daniels-Midland Co.	14,820	1,117,724
Associated British Foods PLC (United Kingdom)	1,675	42,082
Bunge Ltd.	370	40,052
Campbell Soup Co.	480	19,718
Conagra Brands, Inc.	1,180	32,356
General Mills, Inc.	1,440	92,146
Hershey Co. (The)	2,470	494,198
Hormel Foods Corp.	710	27,001
J.M. Smucker Co. (The)	250	30,728
Kellogg Co.	650	38,681
Kraft Heinz Co. (The)	11,170	375,759
Lamb Weston Holdings, Inc.	360	33,286
McCormick & Co., Inc.	620	46,897

A3

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	23,360	$1,621,184
Mowi ASA (Norway)	31,962	564,938
Nestle SA	9,503	1,075,702
Orkla ASA (Norway)	4,220	31,519
Tyson Foods, Inc. (Class A Stock)	700	35,343
WH Group Ltd. (Hong Kong), 144A	838,000	438,624
Wilmar International Ltd. (China)	11,600	31,567
		6,189,505
Gas Utilities — 0.1%
Atmos Energy Corp.	370	39,194
Tokyo Gas Co. Ltd. (Japan)	14,500	328,754
UGI Corp.	10,700	246,100
		614,048
Ground Transportation — 0.3%
CSX Corp.	20,000	615,000
J.B. Hunt Transport Services, Inc.	200	37,704
Norfolk Southern Corp.	560	110,281
Odakyu Electric Railway Co. Ltd. (Japan)	1,500	22,413
Old Dominion Freight Line, Inc.	220	90,011
Saia, Inc.*	400	159,460
Uber Technologies, Inc.*	26,850	1,234,831
Union Pacific Corp.	4,400	895,972
West Japan Railway Co. (Japan)	1,100	45,519
		3,211,191
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	16,930	1,639,671
Align Technology, Inc.*	575	175,559
Baxter International, Inc.	18,750	707,625
Becton, Dickinson & Co.	710	183,556
Boston Scientific Corp.*	28,310	1,494,768
Cochlear Ltd. (Australia)	374	61,255
Cooper Cos., Inc. (The)	120	38,161
DENTSPLY SIRONA, Inc.	14,320	489,171
Dexcom, Inc.*	960	89,568
Edwards Lifesciences Corp.*	1,500	103,920
GE HealthCare Technologies, Inc.	6,660	453,147
Hologic, Inc.*	600	41,640
Hoya Corp. (Japan)	1,600	163,868
IDEXX Laboratories, Inc.*	205	89,640
Insulet Corp.*	200	31,898
Intuitive Surgical, Inc.*	5,970	1,744,971
Medtronic PLC	10,930	856,475
ResMed, Inc.	360	53,233
STERIS PLC	240	52,661
Stryker Corp.	830	226,814
Teleflex, Inc.	120	23,569
Zimmer Biomet Holdings, Inc.	8,010	898,882
		9,620,052
Health Care Providers & Services — 1.2%
Cardinal Health, Inc.	12,230	1,061,809
Cencora, Inc.	410	73,788
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	1,340	$92,299
Cigna Group (The)	1,925	550,685
CVS Health Corp.	13,270	926,511
DaVita, Inc.*	140	13,234
Elevance Health, Inc.	3,280	1,428,178
Encompass Health Corp.	10,400	698,464
Fresenius Medical Care AG & Co. KGaA (Germany)	930	39,983
Fresenius SE & Co. KGaA (Germany)	7,861	244,164
HCA Healthcare, Inc.	500	122,990
Henry Schein, Inc.*	320	23,760
Humana, Inc.	2,905	1,413,341
Laboratory Corp. of America Holdings	250	50,262
McKesson Corp.	530	230,470
Molina Healthcare, Inc.*	150	49,183
Quest Diagnostics, Inc.	280	34,121
Sonic Healthcare Ltd. (Australia)	26,130	498,951
Tenet Healthcare Corp.*	1,800	118,602
UnitedHealth Group, Inc.	7,335	3,698,234
Universal Health Services, Inc. (Class B Stock)	160	20,117
		11,389,146
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	11,150	204,714
Ventas, Inc.	990	41,709
Welltower, Inc.	1,280	104,857
		351,280
Health Care Technology — 0.0%
Teladoc Health, Inc.*	10,400	193,336
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	1,760	28,283
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	940	31,616
Airbnb, Inc. (Class A Stock)*(a)	3,450	473,375
Aristocrat Leisure Ltd. (Australia)	3,423	89,431
Booking Holdings, Inc.*	318	980,696
Caesars Entertainment, Inc.*	530	24,566
Carnival Corp.*	2,490	34,163
Chipotle Mexican Grill, Inc.*	68	124,564
Darden Restaurants, Inc.	300	42,966
Domino’s Pizza, Inc.	85	32,197
Expedia Group, Inc.*	340	35,044
Hilton Worldwide Holdings, Inc.	6,640	997,195
Las Vegas Sands Corp.	810	37,130
Marriott International, Inc. (Class A Stock)	2,820	554,299
McDonald’s Corp.	9,000	2,370,960
MGM Resorts International	690	25,364
Norwegian Cruise Line Holdings Ltd.*	1,050	17,304
Oriental Land Co. Ltd. (Japan)	14,200	465,869
Royal Caribbean Cruises Ltd.*	5,880	541,783
Sodexo SA (France)	504	51,886
Starbucks Corp.	16,480	1,504,130
Whitbread PLC (United Kingdom)	12,185	512,902
Wynn Resorts Ltd.	240	22,178

A4

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	690	$86,209
		9,055,827
Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	600	29,964
D.R. Horton, Inc.	750	80,602
Garmin Ltd.	380	39,976
Lennar Corp. (Class A Stock)	4,120	462,388
Lennar Corp. (Class B Stock)	4,800	490,704
Mohawk Industries, Inc.*	120	10,297
NVR, Inc.*	9	53,670
Open House Group Co. Ltd. (Japan)	6,100	206,833
Panasonic Holdings Corp. (Japan)	46,900	529,396
PulteGroup, Inc.(a)	5,540	410,237
Sekisui Chemical Co. Ltd. (Japan)	2,100	30,213
Sekisui House Ltd. (Japan)	3,100	61,694
Sony Group Corp. (Japan)	6,200	507,009
Taylor Wimpey PLC (United Kingdom)	20,920	29,836
Whirlpool Corp.	140	18,718
		2,961,537
Household Products — 0.6%
Church & Dwight Co., Inc.	610	55,894
Clorox Co. (The)	300	39,318
Colgate-Palmolive Co.	17,890	1,272,158
Essity AB (Sweden) (Class B Stock)	20,431	440,640
Henkel AG & Co. KGaA (Germany)	606	38,209
Kimberly-Clark Corp.	7,230	873,746
Procter & Gamble Co. (The)	19,470	2,839,894
Reckitt Benckiser Group PLC (United Kingdom)	2,901	204,581
		5,764,440
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	7,350	111,720
Vistra Corp.	18,300	607,194
		718,914
Industrial Conglomerates — 0.5%
3M Co.	12,260	1,147,781
General Electric Co.	15,490	1,712,420
Honeywell International, Inc.	2,440	450,766
Siemens AG (Germany)	6,640	948,914
Smiths Group PLC (United Kingdom)	1,727	34,001
		4,293,882
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	27,000	821,070
Goodman Group (Australia)	43,367	594,381
Prologis, Inc.	8,580	962,762
Warehouses De Pauw CVA (Belgium)	1,060	26,196
		2,404,409
Insurance — 1.4%
Aflac, Inc.	1,380	105,915
Ageas SA/NV (Belgium)	792	32,620
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
AIA Group Ltd. (Hong Kong)	3,600	$29,114
Allianz SE (Germany)	2,010	478,332
Allstate Corp. (The)	6,280	699,655
American International Group, Inc.	18,810	1,139,886
Aon PLC (Class A Stock)	510	165,352
Arch Capital Group Ltd.*	960	76,522
Arthur J. Gallagher & Co.	550	125,362
Assicurazioni Generali SpA (Italy)	19,480	397,634
Assurant, Inc.	160	22,973
AXA SA (France)	22,178	657,996
Axis Capital Holdings Ltd.	13,400	755,358
Brown & Brown, Inc.	630	43,999
Chubb Ltd.	1,030	214,425
Cincinnati Financial Corp.	420	42,962
Dai-ichi Life Holdings, Inc. (Japan)	20,300	419,080
Everest Group Ltd.	120	44,600
Globe Life, Inc.	250	27,183
Hartford Financial Services Group, Inc. (The)	800	56,728
Japan Post Insurance Co. Ltd. (Japan)	2,300	38,682
Loews Corp.	12,610	798,339
Marsh & McLennan Cos., Inc.	8,840	1,682,252
Medibank Private Ltd. (Australia)	215,303	475,202
MetLife, Inc.	19,620	1,234,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,988	774,232
NN Group NV (Netherlands)	7,374	236,397
Poste Italiane SpA (Italy), 144A	2,681	28,154
Principal Financial Group, Inc.	600	43,242
Progressive Corp. (The)	1,470	204,771
QBE Insurance Group Ltd. (Australia)	7,497	75,099
Sompo Holdings, Inc. (Japan)	1,500	64,285
Suncorp Group Ltd. (Australia)	59,704	531,941
Swiss Re AG	649	66,653
T&D Holdings, Inc. (Japan)	2,600	42,757
Talanx AG (Germany)	560	35,442
Travelers Cos., Inc. (The)	580	94,720
Unum Group	12,300	605,037
W.R. Berkley Corp.	560	35,554
Willis Towers Watson PLC	270	56,419
		12,659,168
Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	58,540	7,660,544
Alphabet, Inc. (Class C Stock)*	51,560	6,798,186
Match Group, Inc.*	690	27,031
Meta Platforms, Inc. (Class A Stock)*	20,335	6,104,770
Scout24 SE (Germany), 144A	486	33,699
		20,624,230
IT Services — 0.7%
Accenture PLC (Class A Stock)	5,905	1,813,484
Akamai Technologies, Inc.*	8,370	891,740
Cognizant Technology Solutions Corp. (Class A Stock)	14,950	1,012,713
DXC Technology Co.*	510	10,623

A5

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
EPAM Systems, Inc.*	140	$35,797
Gartner, Inc.*	195	67,004
International Business Machines Corp.	9,050	1,269,715
NEC Corp. (Japan)	1,200	66,267
Nomura Research Institute Ltd. (Japan)	1,900	49,384
Obic Co. Ltd. (Japan)	300	45,456
Okta, Inc.*(a)	3,500	285,285
Otsuka Corp. (Japan)	700	29,616
SCSK Corp. (Japan)	900	15,691
TIS, Inc. (Japan)	6,400	140,731
VeriSign, Inc.*	220	44,557
Wix.com Ltd. (Israel)*	4,800	440,640
		6,218,703
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	3,000	61,021
Hasbro, Inc.	320	21,165
		82,186
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	730	81,629
Azenta, Inc.*	1,700	85,323
Bio-Rad Laboratories, Inc. (Class A Stock)*	45	16,130
Bio-Techne Corp.	390	26,547
Charles River Laboratories International, Inc.*	150	29,397
Danaher Corp.	3,320	823,692
Illumina, Inc.*	390	53,539
IQVIA Holdings, Inc.*	2,450	482,038
Medpace Holdings, Inc.*	1,500	363,195
Mettler-Toledo International, Inc.*	504	558,467
Revvity, Inc.	310	34,317
Thermo Fisher Scientific, Inc.	3,200	1,619,744
Waters Corp.*	145	39,760
West Pharmaceutical Services, Inc.	2,680	1,005,563
		5,219,341
Machinery — 1.0%
AGCO Corp.	5,200	615,056
Alfa Laval AB (Sweden)	1,560	53,442
Allison Transmission Holdings, Inc.	2,900	171,274
Atlas Copco AB (Sweden) (Class A Stock)	13,420	180,240
Atlas Copco AB (Sweden) (Class B Stock)	7,072	82,707
Caterpillar, Inc.	4,860	1,326,780
CNH Industrial NV (United Kingdom)	5,101	61,924
Cummins, Inc.	350	79,961
Daimler Truck Holding AG (Germany)	2,256	78,112
Deere & Co.	670	252,845
Donaldson Co., Inc.	1,400	83,496
Dover Corp.	340	47,433
Epiroc AB (Sweden) (Class A Stock)	3,404	64,633
Epiroc AB (Sweden) (Class B Stock)	1,900	30,395
FANUC Corp. (Japan)	4,800	124,836
Flowserve Corp.	3,900	155,103
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Fortive Corp.	870	$64,519
GEA Group AG (Germany)	11,906	438,788
Graco, Inc.	1,100	80,168
IDEX Corp.	190	39,524
Illinois Tool Works, Inc.	680	156,611
Ingersoll Rand, Inc.	1,000	63,720
ITT, Inc.	7,900	773,489
Komatsu Ltd. (Japan)	20,200	544,817
Kone OYJ (Finland) (Class B Stock)	1,701	71,680
Kubota Corp. (Japan)	5,000	73,554
Kurita Water Industries Ltd. (Japan)	800	27,839
Metso OYJ (Finland)	3,264	34,229
Nordson Corp.	130	29,012
Oshkosh Corp.	7,500	715,725
Otis Worldwide Corp.	1,020	81,916
PACCAR, Inc.	1,290	109,676
Parker-Hannifin Corp.	2,415	940,691
Pentair PLC	2,810	181,948
Rational AG (Germany)	44	27,839
Sandvik AB (Sweden)	5,154	94,835
Schindler Holding AG (Switzerland)	119	22,897
Schindler Holding AG (Switzerland) (Part. Cert.)	203	40,438
SKF AB (Sweden) (Class B Stock)	1,955	32,456
Snap-on, Inc.	620	158,137
Stanley Black & Decker, Inc.	380	31,760
Volvo AB (Sweden) (Class A Stock)	975	20,247
Volvo AB (Sweden) (Class B Stock)	29,510	607,836
Wartsila OYJ Abp (Finland)	2,760	31,282
Westinghouse Air Brake Technologies Corp.	440	46,759
Xylem, Inc.	590	53,708
		9,004,337
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	15	26,546
Kuehne + Nagel International AG (Switzerland)	270	76,715
		103,261
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	250	109,955
Comcast Corp. (Class A Stock)	47,810	2,119,896
Dentsu Group, Inc. (Japan)	16,000	470,587
Fox Corp. (Class A Stock)	620	19,344
Fox Corp. (Class B Stock)	390	11,263
Informa PLC (United Kingdom)	57,517	525,215
Interpublic Group of Cos., Inc. (The)	950	27,227
News Corp. (Class A Stock)	940	18,856
News Corp. (Class B Stock)	290	6,052
Omnicom Group, Inc.	490	36,495
Paramount Global (Class B Stock)	1,190	15,351
Publicis Groupe SA (France)	3,073	232,604
Trade Desk, Inc. (The) (Class A Stock)*	2,800	218,820
		3,811,665

A6

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining — 0.6%
ArcelorMittal SA (Luxembourg)	17,028	$426,314
BHP Group Ltd. (Australia)	35,173	988,039
BlueScope Steel Ltd. (Australia)	41,589	515,017
Fortescue Metals Group Ltd. (Australia)	14,983	199,170
Freeport-McMoRan, Inc.	23,340	870,349
Glencore PLC (Australia)	72,709	414,042
IGO Ltd. (Australia)	3,000	24,075
JFE Holdings, Inc. (Japan)	2,600	38,075
Newmont Corp.	1,960	72,422
Nippon Steel Corp. (Japan)	26,800	627,874
Norsk Hydro ASA (Norway)	8,074	50,526
Nucor Corp.	610	95,373
Pilbara Minerals Ltd. (Australia)	14,175	38,672
Rio Tinto Ltd. (Australia)	1,959	141,299
Rio Tinto PLC (Australia)	5,598	351,512
Steel Dynamics, Inc.	380	40,744
United States Steel Corp.	19,300	626,864
voestalpine AG (Austria)	861	23,441
		5,543,808
Multi-Utilities — 0.4%
Ameren Corp.	650	48,640
CenterPoint Energy, Inc.	1,560	41,886
Centrica PLC (United Kingdom)	278,850	524,492
CMS Energy Corp.	720	38,239
Consolidated Edison, Inc.	850	72,701
Dominion Energy, Inc.	2,060	92,020
DTE Energy Co.	3,910	388,185
E.ON SE (Germany)	41,950	496,101
Engie SA (France)	39,516	606,024
NiSource, Inc.	31,720	782,850
Public Service Enterprise Group, Inc.	1,230	69,999
Sempra	2,750	187,082
WEC Energy Group, Inc.	780	62,829
		3,411,048
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.	380	38,038
Boston Properties, Inc.	360	21,413
Dexus (Australia)	5,840	27,223
Nippon Building Fund, Inc. (Japan)	7	28,347
		115,021
Oil, Gas & Consumable Fuels — 2.1%
Ampol Ltd. (Australia)	1,420	30,658
APA Corp.	19,760	812,136
BP PLC (United Kingdom)	160,275	1,033,122
Cheniere Energy, Inc.	5,900	979,164
Chevron Corp.	14,130	2,382,601
ConocoPhillips	5,500	658,900
Coterra Energy, Inc.	29,870	807,983
Devon Energy Corp.	1,580	75,366
Diamondback Energy, Inc.	440	68,147
EOG Resources, Inc.	1,440	182,534
EQT Corp.	890	36,116
Equinor ASA (Norway)	4,784	156,781
Exxon Mobil Corp.	42,080	4,947,766
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Hess Corp.	7,080	$1,083,240
Inpex Corp. (Japan)	35,500	532,441
Kinder Morgan, Inc.	4,790	79,418
Marathon Oil Corp.	13,390	358,183
Marathon Petroleum Corp.	8,090	1,224,341
Occidental Petroleum Corp.	1,640	106,403
OMV AG (Austria)	792	37,830
ONEOK, Inc.	1,440	91,339
Phillips 66	6,800	817,020
Pioneer Natural Resources Co.	1,270	291,529
Repsol SA (Spain)	39,279	646,101
Shell PLC (Netherlands)	41,550	1,316,895
Targa Resources Corp.	550	47,146
TotalEnergies SE (France)	6,472	425,530
Valero Energy Corp.	870	123,288
Williams Cos., Inc. (The)	3,000	101,070
		19,453,048
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	2,570	95,296
American Airlines Group, Inc.*	1,610	20,624
ANA Holdings, Inc. (Japan)*	800	16,750
Delta Air Lines, Inc.	3,790	140,230
Deutsche Lufthansa AG (Germany)*	60,083	475,461
Japan Airlines Co. Ltd. (Japan)	23,200	450,757
Qantas Airways Ltd. (Australia)*	21,765	72,053
Singapore Airlines Ltd. (Singapore)	7,200	33,964
Southwest Airlines Co.	1,470	39,793
United Airlines Holdings, Inc.*	17,510	740,673
		2,085,601
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	570	82,393
Kenvue, Inc.	4,250	85,340
L’Oreal SA (France)	1,072	444,250
Unilever PLC (United Kingdom)	14,963	740,172
		1,352,155
Pharmaceuticals — 2.5%
Astellas Pharma, Inc. (Japan)	10,300	142,569
AstraZeneca PLC (United Kingdom)	4,318	582,431
Bristol-Myers Squibb Co.	29,360	1,704,054
Catalent, Inc.*	440	20,033
Chugai Pharmaceutical Co. Ltd. (Japan)	3,500	107,919
Elanco Animal Health, Inc.*	55,000	618,200
Eli Lilly & Co.	9,220	4,952,339
GSK PLC	20,275	366,852
Hikma Pharmaceuticals PLC (Jordan)	1,155	29,329
Ipsen SA (France)	3,982	521,729
Johnson & Johnson	28,090	4,375,017
Merck & Co., Inc.	17,310	1,782,064
Novartis AG (Switzerland)	15,661	1,599,437
Novo Nordisk A/S (Denmark) (Class B Stock)	19,442	1,770,219
Ono Pharmaceutical Co. Ltd. (Japan)	24,600	471,788

A7

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Organon & Co.	730	$12,673
Orion OYJ (Finland) (Class B Stock)	760	29,857
Otsuka Holdings Co. Ltd. (Japan)	1,900	67,460
Pfizer, Inc.	31,840	1,056,133
Recordati Industria Chimica e Farmaceutica SpA (Italy)	660	31,103
Roche Holding AG	3,640	993,724
Sanofi	10,812	1,160,941
Shionogi & Co. Ltd. (Japan)	12,900	575,398
Viatris, Inc.	2,960	29,186
Zoetis, Inc.	1,130	196,597
		23,197,052
Professional Services — 0.4%
Automatic Data Processing, Inc.	6,820	1,640,756
BayCurrent Consulting, Inc. (Japan)	4,400	146,620
Broadridge Financial Solutions, Inc.	290	51,925
Ceridian HCM Holding, Inc.*	380	25,783
Concentrix Corp.	7,600	608,836
Dun & Bradstreet Holdings, Inc.	19,500	194,805
Equifax, Inc.	300	54,954
Jacobs Solutions, Inc.	310	42,315
Leidos Holdings, Inc.	340	31,334
Paychex, Inc.	790	91,111
Paycom Software, Inc.	120	31,112
Robert Half, Inc.	260	19,053
Verisk Analytics, Inc.	2,660	628,398
Wolters Kluwer NV (Netherlands)	1,246	150,860
		3,717,862
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	760	56,133
CoStar Group, Inc.*	1,010	77,659
Hulic Co. Ltd. (Japan)	1,900	17,037
Mitsui Fudosan Co. Ltd. (Japan)	4,500	99,108
New World Development Co. Ltd. (Hong Kong)	12,000	23,267
Nomura Real Estate Holdings, Inc. (Japan)	500	12,553
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	3,500	23,574
		309,331
Residential REITs — 0.2%
AvalonBay Communities, Inc.	350	60,109
Camden Property Trust	260	24,591
Equity Residential	14,950	877,714
Essex Property Trust, Inc.	160	33,934
Invitation Homes, Inc.	17,320	548,871
Mid-America Apartment Communities, Inc.	290	37,309
UDR, Inc.	750	26,753
		1,609,281
Retail REITs — 0.1%
Federal Realty Investment Trust	180	16,313
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Japan Metropolitan Fund Investment Corp. (Japan)	36	$23,348
Kimco Realty Corp.	11,030	194,018
Klepierre SA (France)	2,616	64,054
Realty Income Corp.	1,790	89,393
Regency Centers Corp.	400	23,776
Scentre Group (Australia)	28,009	44,012
Simon Property Group, Inc.	810	87,504
Spirit Realty Capital, Inc.(a)	4,400	147,532
Unibail-Rodamco-Westfield (France)*	1,402	68,944
Vicinity Ltd. (Australia)	398,017	431,352
		1,190,246
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*	7,690	790,686
Analog Devices, Inc.	1,240	217,112
Applied Materials, Inc.	6,770	937,306
ASML Holding NV (Netherlands)	2,012	1,184,566
Broadcom, Inc.	2,970	2,466,823
Disco Corp. (Japan)	800	147,805
Enphase Energy, Inc.*	340	40,851
First Solar, Inc.*	280	45,245
Infineon Technologies AG (Germany)	19,700	652,479
Intel Corp.	63,140	2,244,627
KLA Corp.	1,835	841,641
Lam Research Corp.	2,530	1,585,728
Lasertec Corp. (Japan)	400	62,205
Microchip Technology, Inc.	1,340	104,587
Micron Technology, Inc.	2,700	183,681
Monolithic Power Systems, Inc.	115	53,130
NVIDIA Corp.	24,645	10,720,329
NXP Semiconductors NV (China)	630	125,950
ON Semiconductor Corp.*	5,860	544,687
Qorvo, Inc.*	8,040	767,579
QUALCOMM, Inc.	17,200	1,910,232
Renesas Electronics Corp. (Japan)*	31,300	478,106
Rohm Co. Ltd. (Japan)	1,200	22,559
Skyworks Solutions, Inc.	8,790	866,606
SolarEdge Technologies, Inc.*	140	18,131
STMicroelectronics NV (Singapore)	13,840	596,823
Teradyne, Inc.	380	38,175
Texas Instruments, Inc.	4,240	674,202
		28,321,851
Software — 4.1%
Adobe, Inc.*	4,075	2,077,842
ANSYS, Inc.*	210	62,485
AppLovin Corp. (Class A Stock)*	19,000	759,240
Autodesk, Inc.*	1,730	357,954
Cadence Design Systems, Inc.*	670	156,981
Check Point Software Technologies Ltd. (Israel)*	400	53,312
Dynatrace, Inc.*	5,400	252,342
Fair Isaac Corp.*	65	56,454
Fortinet, Inc.*	1,610	94,475
Gen Digital, Inc.	11,190	197,839
Intuit, Inc.	3,890	1,987,557

A8

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Microsoft Corp.	72,440	$22,872,930
Monday.com Ltd.*	100	15,922
NCR Corp.*	27,100	730,887
Nice Ltd. (Israel)*	172	29,336
Oracle Corp.	7,880	834,650
Palo Alto Networks, Inc.*	750	175,830
PTC, Inc.*	310	43,921
Roper Technologies, Inc.	265	128,334
Salesforce, Inc.*	12,650	2,565,167
SAP SE (Germany)	1,245	161,155
ServiceNow, Inc.*	3,255	1,819,415
Synopsys, Inc.*	1,675	768,775
Teradata Corp.*	1,900	85,538
Tyler Technologies, Inc.*	105	40,545
Workday, Inc. (Class A Stock)*	4,300	923,855
Xero Ltd. (New Zealand)*	4,472	321,617
Zoom Video Communications, Inc. (Class A Stock)*	2,600	181,844
		37,756,202
Specialized REITs — 0.5%
American Tower Corp.	5,550	912,697
Crown Castle, Inc.	1,070	98,472
Digital Realty Trust, Inc.	4,650	562,743
Equinix, Inc.	230	167,040
Extra Space Storage, Inc.	520	63,222
Iron Mountain, Inc.	7,420	441,119
Public Storage	4,090	1,077,797
SBA Communications Corp.	665	133,113
VICI Properties, Inc.	2,500	72,750
Weyerhaeuser Co.	25,200	772,632
		4,301,585
Specialty Retail — 0.9%
AutoZone, Inc.*	95	241,299
Bath & Body Works, Inc.	5,160	174,408
Best Buy Co., Inc.	480	33,346
CarMax, Inc.*	390	27,585
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	3,220	45,660
Home Depot, Inc. (The)	7,230	2,184,617
Industria de Diseno Textil SA (Spain)	20,354	757,414
JD Sports Fashion PLC (United Kingdom)	288,343	523,783
Lowe’s Cos., Inc.	8,290	1,722,994
Murphy USA, Inc.	900	307,557
O’Reilly Automotive, Inc.*	150	136,329
Petco Health & Wellness Co., Inc.*	69,400	283,846
Ross Stores, Inc.	1,540	173,943
TJX Cos., Inc. (The)	14,140	1,256,763
Tractor Supply Co.	270	54,823
Ulta Beauty, Inc.*	1,120	447,384
		8,371,751
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	135,270	23,159,577
Canon, Inc. (Japan)	3,200	77,084
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Hewlett Packard Enterprise Co.	54,440	$945,623
HP, Inc.	2,140	54,998
NetApp, Inc.	520	39,457
Ricoh Co. Ltd. (Japan)	2,600	22,433
Seagate Technology Holdings PLC	470	30,996
Western Digital Corp.*	790	36,048
		24,366,216
Textiles, Apparel & Luxury Goods — 0.4%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,588	315,175
Hermes International SCA (France)	436	794,753
Lululemon Athletica, Inc.*	2,800	1,079,708
LVMH Moet Hennessy Louis Vuitton SE (France)	822	620,471
NIKE, Inc. (Class B Stock)	4,120	393,954
Ralph Lauren Corp.	90	10,448
Skechers USA, Inc. (Class A Stock)*	6,100	298,595
Tapestry, Inc.	570	16,388
VF Corp.	940	16,610
		3,546,102
Tobacco — 0.4%
Altria Group, Inc.	12,580	528,989
British American Tobacco PLC (United Kingdom)	25,282	793,822
Imperial Brands PLC (United Kingdom)	26,182	531,139
Japan Tobacco, Inc. (Japan)	24,500	563,697
Philip Morris International, Inc.	10,530	974,867
		3,392,514
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	800	50,136
Ashtead Group PLC (United Kingdom)	5,060	306,852
Fastenal Co.	1,410	77,042
ITOCHU Corp. (Japan)	6,100	220,295
Marubeni Corp. (Japan)	7,600	118,471
Mitsubishi Corp. (Japan)	5,600	266,842
Mitsui & Co. Ltd. (Japan)	4,900	177,723
Toyota Tsusho Corp. (Japan)	1,000	58,816
United Rentals, Inc.	170	75,577
W.W. Grainger, Inc.	1,310	906,310
		2,258,064
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	378	56,881
Water Utilities — 0.0%
American Water Works Co., Inc.	1,180	146,119
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	5,380	753,469

Total Common Stocks (cost $412,607,112)		434,591,874
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	288	26,807

A9

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,012	$72,064

Total Preferred Stocks (cost $99,001)		98,871
Unaffiliated Exchange-Traded Funds — 0.1%
iShares Core S&P 500 ETF	950	407,958
iShares MSCI EAFE ETF(a)	10,990	757,431

Total Unaffiliated Exchange-Traded Funds (cost $1,103,245)		1,165,389

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.0%
Automobiles — 1.0%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	394,765
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,619,623
Series 2023-03A, Class A, 144A
5.440%	02/22/28	1,400	1,374,582
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	359	357,334
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	180	177,920
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	192,295
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	490,645
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,500	1,467,008
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	2,000	1,932,627
Series 2022-05, Class B
4.430%	03/15/27	500	490,334
Series 2022-06, Class C
4.960%	11/15/28	300	292,253
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	500	496,858
			9,286,244
Collateralized Loan Obligations — 2.9%
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.057%(c)	04/26/35	2,000	2,012,994
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.908%(c)	07/15/30	2,204	$2,214,751
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.708%(c)	12/19/32	2,250	2,239,989
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.000%)
6.678%(c)	04/20/32	974	970,594
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.546%(c)	10/20/31	1,770	1,771,006
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31	2,250	2,236,091
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.308%(c)	07/15/33	2,750	2,759,806
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.326%(c)	07/20/33	3,000	3,012,822
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
0.000%(c)	10/20/35	3,000	3,000,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.990%)
6.597%(c)	01/23/29	2	2,636
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
7.626%(c)	07/20/31	1,799	1,807,650
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
7.696%(c)	01/20/31	1,901	1,904,117
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/17/31	2,578	2,561,080
			26,493,536
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	530	518,832
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	165	164,902
			683,734

A10

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	84	$83,616
Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	376	361,052

Total Asset-Backed Securities (cost $37,068,242)			36,908,182
Commercial Mortgage-Backed Securities — 3.0%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,592,007
Series 2019-BN20, Class A2
2.758%	09/15/62	4,158	3,455,178
Series 2019-BN21, Class A4
2.600%	10/17/52	2,987	2,540,763
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,148,019
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	500	450,370
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,624	1,502,564
Benchmark Mortgage Trust,
Series 2019-B14, Class A1
2.072%	12/15/62	743	727,254
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	922	834,951
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,500	1,303,526
Series 2019-C17, Class A4
2.763%	09/15/52	4,180	3,474,606
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,236	1,142,927
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A3A1
3.538%	09/15/47	1,095	1,075,141
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	974	887,956
Series 2016-C31, Class A4
2.840%	11/15/49	1,821	1,674,836
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,691	1,549,307
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	1,000	779,832
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	1,491	1,347,952
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C53, Class A3
2.787%	10/15/52	200	$167,830
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	1,832,640

Total Commercial Mortgage-Backed Securities (cost $29,611,705)			27,487,659
Corporate Bonds — 5.4%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	609,850
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	483	407,915
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/15/33	600	567,214
			975,129
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	100	91,858
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	375	360,747
			452,605
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	200	185,514
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.800%	06/23/28	590	575,997
			761,511
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	203	198,173
Banks — 1.7%
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	200	188,000
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	723	566,905
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	2,063	1,883,319
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,875	1,449,022

A11

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.666%(ff)	01/29/31	110	$89,173
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
6.720%(ff)	01/18/29	325	322,696
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,500	2,188,583
3.102%(ff)	02/24/33	450	359,847
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	1,000	757,535
2.963%(ff)	01/25/33	602	480,120
3.782%(ff)	02/01/28	960	893,489
Morgan Stanley,
Sr. Unsec’d. Notes
6.342%(ff)	10/18/33	425	428,011
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	763,831
3.591%(ff)	07/22/28	1,075	979,639
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	325	315,409
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	285	252,962
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	1,055	929,890
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34	55	51,829
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34	95	89,491
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.921%(c)	05/12/26	880	885,138
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.808%(ff)	07/25/28	1,900	1,812,671
			15,687,560
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	404	350,452
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/33	250	238,915
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	200	180,395
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		150	$136,906
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	99,904
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		445	369,131
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	262,249
				868,190
Diversified Financial Services — 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,225	1,140,107
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
6.070%	07/12/28		465	460,317
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		250	244,459
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29		360	329,249
				2,174,132
Electric — 0.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		275	266,019
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		650	371,713
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		475	360,315
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47		400	255,445
4.950%	07/01/50		245	182,905
Public Service Electric & Gas Co.,
First Mortgage
5.200%	08/01/33		640	623,234
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		300	275,858
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		535	487,568
				2,823,057

A12

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	370	$347,437
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	97,253
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	250	245,125
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	935	723,257
			1,065,635
Foods — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28	844	802,901
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	21,371
4.375%	01/31/32	310	259,826
			1,084,098
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26	155	153,013
Healthcare-Services — 0.2%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	270,471
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	600	505,581
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	700	616,987
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	360	308,356
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	55	46,818
5.050%	04/15/53	524	469,018
			2,217,231
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	142,120
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	275	260,529
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	225	$214,544
			617,193
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	46,569
5.500%	05/01/26	325	313,814
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	627	436,682
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	250	207,180
			1,004,245
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	810	730,461
Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	1,100	880,633
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	875	782,225
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	890	891,040
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	227,250
8.625%	01/19/29	265	265,291
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	125	120,583
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	295	273,869
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	400	351,872
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	200	142,400
6.500%	03/13/27	490	429,688
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	850,548
			5,215,399

A13

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	200	$194,500
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/28	380	366,881
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	175	171,112
			732,493
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.550%	03/15/35	300	272,882
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	430	259,672
			532,554
Pipelines — 0.5%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	861,869
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	200	161,714
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	1,050	841,249
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	24,919
7.500%	06/01/30	25	25,120
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	200	195,704
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	675	525,388
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	840	825,511
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	975	829,114
6.250%	07/01/52	125	114,302
			4,404,890
Real Estate Investment Trusts (REITs) — 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	912,509
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,455,154
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	$1,264,896
5.700%	01/15/33	135	127,393
			3,759,952
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	404	321,975
Software — 0.1%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	200	180,162
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	408	350,187
			530,349
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	845	587,073
Transportation — 0.0%
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	50	49,967
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.550%	05/01/28	480	464,749

Total Corporate Bonds (cost $52,357,586)			49,138,683
Residential Mortgage-Backed Securities — 0.5%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	264	232,793
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	184	182,150
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	90	82,343
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.635%(c)	08/25/52	1,732	89,857
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.465%(c)	09/25/42	447	451,334

A14

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52		212	$3,346
Series 5238, Class SA, IO, 30 Day Average SOFR x (1) + 4.310% (Cap 4.310%, Floor 0.000%)
0.000%(c)	08/25/50		29,287	666,202
Series 5253, Class PL
4.000%	08/25/52		597	499,048
Series 5269, Class AD
2.000%	01/25/55		711	518,012
Series 5281, Class AY
2.500%	08/25/52		203	149,952
Government National Mortgage Assoc.,
Series 2018-135, Class Z
3.500%	10/20/48		1,187	958,106
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		379	3,238
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		444	5,052
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		350	3,713
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		875	8,703
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		266	3,782
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		667	8,109
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		677	6,770
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.715%(c)	03/27/25		473	474,136
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.869%(c)	06/24/71	EUR	95	100,323

Total Residential Mortgage-Backed Securities (cost $4,654,260)				4,446,969
Sovereign Bonds — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	142,434
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	100	93,698
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	$93,261
3.125%	05/15/27	EUR	301	286,982

Total Sovereign Bonds (cost $620,851)				616,375
U.S. Government Agency Obligations — 4.7%
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		432	372,829
2.000%	07/01/36		137	117,900
2.000%	05/01/42		1,073	851,805
2.000%	05/01/51		2,124	1,621,690
3.000%	09/01/50		3,662	3,048,032
3.000%	02/01/52		956	797,921
3.000%	08/01/52		524	433,291
Federal National Mortgage Assoc.
1.500%	01/01/36		464	388,774
1.500%	11/01/50		930	669,298
1.500%	02/01/51		1,344	969,237
2.000%	02/01/37		947	812,292
2.000%	03/01/51		2,107	1,610,196
2.000%	04/01/51		562	429,493
2.000%	05/01/51		2,936	2,243,332
2.000%	07/01/51		2,247	1,719,476
2.500%	07/01/32		154	138,721
2.500%	08/01/32		165	149,258
2.500%	09/01/32		161	145,711
2.500%	07/01/35		599	540,862
2.500%	03/01/51		511	408,387
2.500%	06/01/51		2,379	1,895,037
2.500%	12/01/51		1,376	1,097,835
2.500%	02/01/52		1,364	1,093,967
2.500%	04/01/52		1,383	1,108,230
3.000%	06/01/36		647	590,099
3.000%	02/01/50		939	783,412
3.000%	02/01/51		997	826,615
3.500%	10/01/51		2,122	1,828,434
3.500%	03/01/52		461	401,411
4.000%	05/01/52(k)		3,306	2,952,401
5.000%	TBA		1,000	973,750
5.000%	06/01/52		2,266	2,139,715
Government National Mortgage Assoc.
2.000%	10/20/51		296	234,349
2.500%	07/20/51		489	399,894
2.500%	08/20/51		1,951	1,596,132
2.500%	10/20/51		456	372,974
3.000%	05/20/46		179	154,145
3.000%	10/20/46		215	185,094
3.000%	11/20/47		187	160,855
3.000%	06/20/51		1,139	968,933
3.500%	08/20/43		925	828,875
3.500%	10/20/46		801	711,805
3.500%	04/20/48		508	449,553
4.000%	11/20/47		820	751,462
4.000%	03/20/48		486	444,859
4.500%	08/20/48		658	615,665

A15

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/20/52	1,484	$1,371,922
4.500%	08/20/52	977	903,262

Total U.S. Government Agency Obligations (cost $47,660,849)			43,309,190
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bonds
2.250%	05/15/41(k)	655	449,391
U.S. Treasury Strips Coupon
3.257%(s)	05/15/41(h)	5,050	2,057,678

Total U.S. Treasury Obligations (cost $3,365,365)			2,507,069

Total Long-Term Investments (cost $831,356,565)			847,851,669

	Shares
Short-Term Investments — 7.2%
Affiliated Mutual Funds — 6.8%
PGIM Core Ultra Short Bond Fund(wa)	57,036,935	57,036,935
PGIM Institutional Money Market Fund (cost $5,386,545; includes $5,354,810 of cash collateral for securities on loan)(b)(wa)	5,389,870	5,386,637

Total Affiliated Mutual Funds (cost $62,423,480)		62,423,572

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation — 0.4%
U.S. Treasury Bills
5.330%(s)	12/14/23	3,250	3,215,053
(cost $3,214,894)

Total Short-Term Investments (cost $65,638,374)				65,638,625

TOTAL INVESTMENTS—99.9% (cost $896,994,939)				913,490,294

Other assets in excess of liabilities(z) — 0.1%				1,101,158

Net Assets — 100.0%				$914,591,452

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,218,526; cash collateral of $5,354,810 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.

A16

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	10/12/23	$(500)		$(413,379)
Federal National Mortgage Assoc.	3.500%	TBA	10/12/23	(500)		(429,961)
Federal National Mortgage Assoc.	4.000%	TBA	10/12/23	(1,000)		(890,234)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $1,751,718)						$(1,733,574)

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
31	3 Month CME SOFR	Mar. 2024	$7,327,625	$(5,863)
34	2 Year U.S. Treasury Notes	Dec. 2023	6,892,172	(21,784)
21	10 Year U.S. Ultra Treasury Notes	Dec. 2023	2,342,813	(68,257)
48	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	5,697,000	(392,357)
305	Mini MSCI EAFE Index	Dec. 2023	31,132,875	(1,115,290)
67	S&P 500 E-Mini Index	Dec. 2023	14,490,425	(621,849)
				(2,225,400)
Short Positions:
73	5 Year U.S. Treasury Notes	Dec. 2023	7,691,235	48,277
22	10 Year U.S. Treasury Notes	Dec. 2023	2,377,375	21,688
11	20 Year U.S. Treasury Bonds	Dec. 2023	1,251,594	58,632
				128,597
				$(2,096,803)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	BNP	EUR	567	$600,116	$599,620	$—	$(496)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	GSI	EUR	567	$612,560	$599,620	$12,940	$—
Expiring 11/02/23	BNP	EUR	567	600,853	600,392	461	—
				$1,213,413	$1,200,012	13,401	—
						$13,401	$(496)
A17

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreement outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	610	4.795%	$4,966	$5,893	$927
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,955	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	$—	$(5,370)	$(5,370)
2,332	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(11,965)	(11,965)
2,756	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(5,408)	(5,408)
6,390	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(15,342)	(15,342)
3,585	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	15,389	15,389
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	44	(330)	(374)
				$44	$(23,026)	$(23,070)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	03/20/24	(2,371)	$88,021	$—	$88,021
A18

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	12/02/23	3,765	$(522,195)	$—	$(522,195)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/05/24	5,250	(428,864)	—	(428,864)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	BOA	02/21/24	6,935	(248,155)	—	(248,155)
					$(1,111,193)	$—	$(1,111,193)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A19